Segment information - Business Groups (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Turnover	€ 13,046	€ 12,567	€ 25,623	€ 25,506	[1]
Change (%)	3.80%		0.50%
Operating profit			€ 4,885	4,762	[1],[2]
Underlying operating profit			5,193	5,148
Beauty & Wellbeing
Disclosure of operating segments [line items]
Turnover	€ 3,403	3,219	€ 6,509	6,489
Change (%)	5.70%		0.30%
Operating profit			€ 1,197	1,063
Underlying operating profit			1,269	1,256
Personal Care
Disclosure of operating segments [line items]
Turnover	€ 3,535	3,296	€ 6,817	6,545
Change (%)	7.30%		4.20%
Operating profit			€ 1,404	1,349
Underlying operating profit			1,513	1,444
Home Care
Disclosure of operating segments [line items]
Turnover	€ 3,009	2,865	€ 5,992	5,904
Change (%)	5.00%		1.50%
Operating profit			€ 927	839
Underlying operating profit			944	915
Foods
Disclosure of operating segments [line items]
Turnover	€ 3,099	€ 3,187	€ 6,305	6,568
Change (%)	(2.70%)		(4.00%)
Operating profit			€ 1,357	1,511
Underlying operating profit			€ 1,467	€ 1,533

[1]	2025 comparatives have been re-presented to reflect the demerger of the Ice Cream Business Group.
[2]	2025 comparatives have been re-presented to reflect the demerger of the Ice Cream Business Group.